RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Disclosure Of Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
21.1 Transactions with key management personnel
Key management personnel includes those individuals that have authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, and is comprised of the members of the executive management team and the Board of Directors. Key management personnel remuneration includes the following expenses:

	2021	2020	2019
	$	$	$
Salaries including bonuses	2,137,182	650,950	477,916
Share-based payments	47,956,085	62,190,367	999,616
Total remuneration	50,093,267	62,841,317	1,477,532
21- RELATED PARTY TRANSACTIONS (CONTINUED)
21.2 Transactions with a shareholder's company exercising significant influence

	2021	2020	2019
	$	$	$
Management Fees	—	—	22,609
Management fees were paid to a shareholder's company exercising significant influence at the time for services rendered to the Group during the year ended December 31, 2019. Such services ended during the second half of 2019.
These transactions are measured at their exchange amount, which is the amount of consideration established and agreed to by the related parties. Unless otherwise stated, none of these transactions included special terms or conditions. No guarantees were given. Management fees are recorded within administration expenses.